Schedule of Subsidiary Companies (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Energys Group Holding Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	British Virgin Islands
Date of incorporation	Jun. 29, 2017
Business engaged in	Investment holding
Effective ownership	100.00%	100.00%
Grand Alliance International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Dec. 29, 2000
Business engaged in	Procurement of parts and provision of internal management services to the Group
Effective ownership	100.00%	100.00%
Energys Group Limited [Member] | HONG KONG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	May 28, 2004
Business engaged in	Research and development
Effective ownership	100.00%	100.00%
Energys Group Limited [Member] | UNITED KINGDOM
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	The United Kingdom
Date of incorporation	Jan. 30, 2006
Business engaged in	Investment holding
Effective ownership	100.00%	100.00%
New Vision Lighting Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jan. 24, 2013
Business engaged in	Procurement of lighting and indoor air quality products
Effective ownership	100.00%	100.00%
Advance Gallant Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Aug. 01, 2014
Business engaged in	Holding commercial property in Hong Kong
Effective ownership	100.00%	100.00%
China Light Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Aug. 08, 2014
Business engaged in	Holding commercial property in Hong Kong
Effective ownership	100.00%	100.00%
Leading Prosper Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Mar. 29, 2014
Business engaged in	Holding commercial property in Hong Kong
Effective ownership	100.00%	100.00%
Peace Master Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Mar. 29, 2014
Business engaged in	Holding commercial property in Hong Kong
Effective ownership	100.00%	100.00%
Energys Services Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	The United Kingdom
Date of incorporation	Jul. 07, 1999
Business engaged in	Dormant
Effective ownership	100.00%	100.00%
Harvest Idea Consultant Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	British Virgin Islands
Date of incorporation	Jul. 05, 2011
Business engaged in	Dormant
Effective ownership	100.00%	100.00%
Energy Conservation Solutions Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	The United Kingdom
Date of incorporation	Aug. 21, 1998
Business engaged in	Provision of enterprise-grade LED lighting and energy management project solutions
Effective ownership	100.00%	100.00%